Management of Financial Risks - Summary of Contractual Cash Flows of the Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial risk management [line items]
Bank loans	€ 1,534	€ 1,480
Liabilities related to finance leases	117	204	€ 144
Bank overdrafts	11
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	2,843	2,865	707
Less than one year [member]
Disclosure of financial risk management [line items]
Bank loans	735
Liabilities related to finance leases	79	50	56
Total financial liabilities	824	50	556
Liquidity risk [member] | Contractual cash flows [member]
Disclosure of financial risk management [line items]
Bank loans	(1,534)	(1,480)
Conditional advances	(1,182)	(1,182)	(570)
Liabilities related to finance leases	(117)	(149)	(149)
Bank overdrafts	(11)
Trade payables and related accounts	(8,076)	(4,832)	(3,672)
Total financial liabilities	(10,919)	(7,644)	(4,392)
Liquidity risk [member] | Less than one year [member] | Contractual cash flows [member]
Disclosure of financial risk management [line items]
Bank loans	(735)
Conditional advances			(507)
Liabilities related to finance leases	(79)	(59)	(59)
Bank overdrafts	(11)
Trade payables and related accounts	(8,076)	(4,832)	(3,672)
Total financial liabilities	(8,900)	(4,891)	(4,238)
Liquidity risk [member] | One to five years [member] | Contractual cash flows [member]
Disclosure of financial risk management [line items]
Bank loans	(799)	(1,480)
Conditional advances	(1,182)	(1,182)	(63)
Liabilities related to finance leases	(39)	(91)	(91)
Total financial liabilities	(2,020)	(2,753)	(153)
Gross carrying amount [member] | Liquidity risk [member] | Contractual cash flows [member]
Disclosure of financial risk management [line items]
Bank loans	1,534	1,480
Conditional advances	1,182	1,182	563
Liabilities related to finance leases	117	204	144
Bank overdrafts	11
Trade payables and related accounts	8,076	4,832	3,672
Total financial liabilities	€ 10,919	€ 7,697	€ 4,380